Stockholders' Equity (Deficit) - Common Stock Shares (Details)	9 Months Ended	11 Months Ended
	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Sep. 30, 2021 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
Stockholders' Equity (Deficit)
Common shares, shares authorized (in shares)	36,326,815	36,326,815		36,326,815
Common shares, par value (usd per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares issued (in shares)	2,110,346	2,106,934		1,656,415
Common shares, shares outstanding (in shares)	2,110,346	2,106,934		1,656,415
Common stock subject to possible redemption, issued	29,521,810	29,521,810		25,729,542
Common stock subject to possible redemption, outstanding	29,521,810	29,521,810	29,521,810	25,729,542	23,695,330
Class A Common stock
Stockholders' Equity (Deficit)
Common shares, shares authorized (in shares)	280,000,000	280,000,000
Common shares, par value (usd per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, outstanding		15,000,000
Class A Common Stock Subject to Redemption
Stockholders' Equity (Deficit)
Common shares, par value (usd per share) | $ / shares		$ 0.0001
Common stock subject to possible redemption, issued	15,000,000	15,000,000
Common stock subject to possible redemption, outstanding	15,000,000	15,000,000
Class B Common Stock
Stockholders' Equity (Deficit)
Common shares, shares authorized (in shares)	20,000,000	20,000,000
Common shares, par value (usd per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	3,750,000	3,750,000
Common shares, shares outstanding (in shares)	3,750,000	3,750,000
Number of Class A common stock issued upon conversion of each share (in shares)	1	1
Ratio to be applied to the stock in the conversion	20	20